 Investment Portfolioas of November 30, 2022 (Unaudited)
DWS International Growth Fund
	Shares	Value ($)

Common Stocks 96.4%
Brazil 0.4%
Pagseguro Digital Ltd. "A"* (Cost $5,778,333)	181,184	1,907,868
Canada 9.3%
Agnico Eagle Mines Ltd.	65,100	3,278,835
Alimentation Couche-Tard, Inc.	153,630	6,998,808
Brookfield Asset Management, Inc. "A"	420,000	19,801,806
Canadian National Railway Co.	77,659	9,969,842
Nuvei Corp. 144A*	19,513	601,427
(Cost $18,918,510)		40,650,718
China 4.7%
Alibaba Group Holding Ltd. (ADR)*	40,000	3,502,400
ANTA Sports Products Ltd.	135,000	1,614,491
JD.com, Inc. "A"	8,433	241,482
Minth Group Ltd.	490,633	1,335,163
Ping An Insurance Group Co. of China Ltd. "H"	1,155,500	7,146,937
Tencent Holdings Ltd.	177,100	6,654,705
(Cost $22,546,783)		20,495,178
Denmark 0.5%
Novo Nordisk AS "B" (Cost $2,147,422)	17,600	2,200,961
France 12.7%
Airbus SE	37,000	4,275,693
Capgemini SE	35,200	6,385,375
Cie de Saint-Gobain	62,500	2,902,263
LVMH Moet Hennessy Louis Vuitton SE	12,422	9,731,272
Schneider Electric SE	29,120	4,301,395
Teleperformance	28,900	6,615,127
TotalEnergies SE	202,800	12,748,531
Vinci SA	86,539	8,801,218
(Cost $40,751,961)		55,760,874
Germany 12.9%
adidas AG	12,000	1,571,544
Allianz SE (Registered)	44,250	9,541,667
Auto1 Group SE 144A*	89,671	785,285
BASF SE	41,500	2,133,027
Brenntag SE	51,200	3,251,799
Deutsche Boerse AG	64,400	11,862,505
Deutsche Post AG (Registered)	104,600	4,189,312
Deutsche Telekom AG (Registered)	271,700	5,541,391
Evonik Industries AG	109,000	2,153,759
Evotec SE*	127,160	2,274,400
SAP SE	45,200	5,010,823
Siemens Healthineers AG 144A	44,200	2,361,814
TeamViewer AG 144A*	185,750	2,432,162

Wacker Chemie AG	17,500	2,237,813
Zalando SE 144A*	35,100	1,110,560
(Cost $68,221,509)		56,457,861
Hong Kong 1.5%
Techtronic Industries Co., Ltd. (Cost $1,510,155)	543,501	6,601,115
Ireland 4.0%
Experian PLC	197,386	7,032,955
ICON PLC* (a)	21,000	4,524,240
Kerry Group PLC "A"	64,070	6,077,534
(Cost $12,921,333)		17,634,729
Israel 0.3%
Kornit Digital Ltd.* (a) (Cost $4,870,219)	47,000	1,205,080
Japan 8.6%
Daikin Industries Ltd.	48,200	8,059,844
Fast Retailing Co., Ltd.	7,300	4,335,478
Hoya Corp.	56,000	5,925,236
Keyence Corp.	17,100	7,394,519
Lasertec Corp.	8,900	1,679,213
MISUMI Group, Inc.	122,489	3,031,139
Shimadzu Corp.	139,900	4,291,213
Shiseido Co., Ltd.	64,200	2,767,828
(Cost $26,745,699)		37,484,470
Korea 1.3%
Samsung Electronics Co., Ltd. (Cost $5,122,681)	120,042	5,737,309
Luxembourg 0.5%
Eurofins Scientific SE (Cost $659,269)	30,300	2,113,652
Netherlands 7.6%
Adyen NV 144A*	1,900	3,002,969
ASML Holding NV	16,335	9,905,464
ING Groep NV	503,200	6,133,183
Koninklijke DSM NV	38,880	5,004,758
NXP Semiconductors NV (a)	12,600	2,215,584
Prosus NV	40,959	2,711,294
Universal Music Group NV	184,800	4,389,069
(Cost $28,248,697)		33,362,321
Norway 0.3%
Mowi ASA (Cost $2,232,561)	97,400	1,533,725
Singapore 3.5%
DBS Group Holdings Ltd. (Cost $9,088,308)	582,600	15,175,367
Sweden 1.9%
Assa Abloy AB "B"	126,600	2,918,367
Hexagon AB "B"	269,500	3,134,660
Spotify Technology SA* (b)	28,000	2,223,760
(Cost $9,294,979)		8,276,787

Switzerland 8.9%
Alcon, Inc.	43,600	2,995,952
Lonza Group AG (Registered)	25,100	13,222,716
Nestle SA (Registered)	112,558	13,427,879
Roche Holding AG (Genusschein)	24,309	7,940,587
Sportradar Holding AG "A"* (a) (c)	125,700	1,441,779
(Cost $23,284,754)		39,028,913
Taiwan 2.1%
Taiwan Semiconductor Manufacturing Co., Ltd. (Cost $3,335,897)	551,000	8,992,291
United Kingdom 4.0%
AstraZeneca PLC	18,000	2,432,610
Farfetch Ltd. "A"* (b)	143,400	1,218,900
Halma PLC	127,243	3,392,789
Rentokil Initial PLC	1,541,230	10,140,677
VTEX "A"* (b)	67,294	265,138
(Cost $18,372,532)		17,450,114
United States 8.5%
Activision Blizzard, Inc.	16,800	1,242,360
EPAM Systems, Inc.*	19,480	7,179,938
Marsh & McLennan Companies, Inc.	53,393	9,246,600
Mastercard, Inc. "A"	13,370	4,765,068
NVIDIA Corp.	24,650	4,171,520
Schlumberger Ltd.	118,000	6,082,900
Thermo Fisher Scientific, Inc.	7,800	4,369,716
(Cost $13,760,013)		37,058,102
Uruguay 2.9%
Globant SA* (a)	56,200	10,530,756
MercadoLibre, Inc.* (a)	2,140	1,992,308
(Cost $6,238,088)		12,523,064
Total Common Stocks (Cost $324,049,703)		421,650,499

Preferred Stocks 0.7%
Germany
Sartorius AG (Cost $1,668,614)	7,640	2,881,308

Other Investments 0.6%
Brazil
Companhia Vale do Rio Doce (Cost $0)	389,000	2,574,747

Securities Lending Collateral 0.3%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.69% (d) (e) (Cost $1,323,712)	1,323,712	1,323,712

Cash Equivalents 2.1%
DWS Central Cash Management Government Fund, 3.7% (d) (Cost $9,422,346)	9,422,346	9,422,346

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $336,464,375)	100.1	437,852,612
Other Assets and Liabilities, Net	(0.1)	(464,373)
Net Assets	100.0	437,388,239
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2022 are as follows:
Value ($) at 8/31/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2022	Value ($) at 11/30/2022
Securities Lending Collateral 0.3%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.69% (d) (e)
1,899,809	—	576,097 (f)	—	—	8,366	—	1,323,712	1,323,712
Cash Equivalents 2.1%
DWS Central Cash Management Government Fund, 3.7% (d)
9,019,505	8,284,559	7,881,718	—	—	63,497	—	9,422,346	9,422,346
10,919,314	8,284,559	8,457,815	—	—	71,863	—	10,746,058	10,746,058

*	Non-income producing security.
(a)	Listed on the NASDAQ Stock Market, Inc.
(b)	Listed on the New York Stock Exchange.
(c)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at November 30, 2022 amounted to $1,358,048, which is 0.3% of net assets.

(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2022.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
At November 30, 2022 the DWS International Growth Fund had the following sector diversification:
Sector Diversification	Market Value ($)	(As a % of Investment Portfolio excluding Securities Lending Collateral and Cash Equivalents)
Information Technology	92,730,948	22%
Industrials	83,295,826	20%
Financials	78,908,065	19%
Health Care	53,243,192	12%
Consumer Discretionary	31,591,956	7%
Consumer Staples	30,805,774	7%
Communication Services	20,316,423	5%
Energy	18,831,431	4%
Materials	17,382,939	4%
Total	427,106,554	100%
Sector diversification is subject to change.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of November 30, 2022 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$1,907,868	$—	$—	$1,907,868
Canada	40,650,718	—	—	40,650,718
China	3,502,400	16,992,778	—	20,495,178
Denmark	—	2,200,961	—	2,200,961
France	—	55,760,874	—	55,760,874
Germany	—	56,457,861	—	56,457,861
Hong Kong	—	6,601,115	—	6,601,115
Ireland	4,524,240	13,110,489	—	17,634,729
Israel	1,205,080	—	—	1,205,080
Japan	—	37,484,470	—	37,484,470
Korea	—	5,737,309	—	5,737,309
Luxembourg	—	2,113,652	—	2,113,652
Netherlands	2,215,584	31,146,737	—	33,362,321
Norway	—	1,533,725	—	1,533,725
Singapore	—	15,175,367	—	15,175,367
Sweden	2,223,760	6,053,027	—	8,276,787
Switzerland	1,441,779	37,587,134	—	39,028,913
Taiwan	—	8,992,291	—	8,992,291
United Kingdom	1,484,038	15,966,076	—	17,450,114
United States	37,058,102	—	—	37,058,102
Uruguay	12,523,064	—	—	12,523,064
Preferred Stocks	—	2,881,308	—	2,881,308
Other Investments	2,574,747	—	—	2,574,747
Short-Term Investments (a)	10,746,058	—	—	10,746,058
Total	$122,057,438	$315,795,174	$—	$437,852,612

(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DIGF-PH1
R-080548-2 (1/25)